LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liquidity and capital resources
Net proceeds from issuance of shares and warrants	$ 3,260,865	$ 23,876,370	$ 48,452,644
Cash and cash equivalents	34,794,341	57,225,234	38,155,251	29,858,465
Common stock
Liquidity and capital resources
Net proceeds from issuance of shares and warrants	3,300,000
Minimum
Liquidity and capital resources
Net cash required to obligate the entity to effect merger	17,000,000
Period for which cash and cash equivalents will meet liquidity requirements	3 years
Number of products or technologies licensed by the entity as an alternative to raising additional financing	1
Maximum
Liquidity and capital resources
Period for which cash and cash equivalents will meet liquidity requirements	5 years
2013 Notes
Liquidity and capital resources
Principal amount	$ 8,277,850
Interest rate (as a percent)	3.125%